Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Securities held to maturity, fair value	$ 36,639	$ 30,976
Preferred stock, no par value
Preferred stock, authorized and unissued	10,000,000	10,000,000
Common stock, par value	$ 5	$ 5
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	1,411,526	1,407,412
Common stock, outstanding	1,407,870	1,403,761
Treasury stock, shares	3,656	3,651